Gator Capital Long/Short Fund
Schedule of Investments
July 31, 2021 - (Unaudited)
COMMON STOCKS — LONG — 84.16% Shares Fair Value
Banks — 27.22%
Ameris Bancorp 5,900 $ 286,799
Axos Financial, Inc.
(a)
5,900 282,315
BankUnited , Inc. 1,700 67,286
CIT Group, Inc. 7,600 366,624
ConnectOne Bancorp, Inc. 9,400 247,220
Dime Community Bancshares, Inc. 7,063 233,220
Financial Institutions, Inc. 4,520 133,069
First BanCorp. 62,800 761,765
First Internet Bancorp 10,000 302,800
Flushing Financial Corp. 12,100 266,805
Meridian Corp. 6,874 185,598
OFG Bancorp 21,400 494,340
Popular, Inc. 7,000 509,320
Republic First Bancorp, Inc.
(a)
63,200 233,208
Sterling Bancorp 19,500 423,345
UMB Financial Corp. 2,500 234,000
Western Alliance Bancorp 6,000 556,920
5,584,634
Casinos & Gaming — 2.05%
Las Vegas Sands Corp. 6,000 254,100
Melco Resorts & Entertainment Ltd. - ADR 12,000 167,040
421,140
Coal Mining — 1.51%
SunCoke Energy, Inc. 40,000 309,200
Communications Equipment — 0.69%
Juniper Networks, Inc. 5,000 140,700
Computer Hardware & Storage — 2.20%
Dell Technologies, Inc., Class C
(a)
4,000 386,480
Hewlett Packard Enterprise Co. 4,500 65,250
451,730
Consumer Finance — 14.36%
Ally Financial, Inc. 13,000 667,680
Navient Corp. 45,300 925,479
OneMain Holdings, Inc. 12,500 762,500
Synchrony Financial 12,600 592,452
2,948,111
Diversified Banks — 4.55%
Barclays PLC, Sponsored - ADR 59,000 577,610
Deutsche Bank AG
(a)
28,500 356,535
934,145
Fabricated Metal & Hardware — 1.26%
Ampco -Pittsburgh Corp.
(a)
41,622 259,305
Institutional Brokerage — 1.72%
Arlington Asset Investment Corp., Class A
(a)
91,500 353,190

Gator Capital Long/Short Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
COMMON STOCKS — LONG — 84.16% - continued Shares Fair Value
Insurance Brokers & Services — 0.54%
Kingstone Cos., Inc. 14,598 $ 110,653
Internet Media & Services — 1.15%
Groupon, Inc.
(a)
6,500 236,405
Investment Companies — 2.41%
BBX Capital, Inc.
(a)
64,781 495,575
Life Insurance — 1.32%
Lincoln National Corp. 4,400 271,128
Local Tv & Radio Broadcast — 1.01%
Audacy , Inc.
(a)
58,000 207,060
Mortgage Finance — 7.83%
Ladder Capital Corp. 10,700 122,194
MGIC Investment Corp. 28,900 399,976
New Residential Investment Corp. 29,200 284,992
PennyMac Mortgage Investment Trust 20,000 394,400
Ready Capital Corp. 26,753 404,505
1,606,067
P&C Insurance — 5.15%
Ambac Financial Group, Inc.
(a)
18,700 271,524
Arch Capital Group Ltd.
(a)
10,000 390,000
NMI Holdings, Inc., Class A
(a)
18,000 396,360
1,057,884
Private Equity — 1.58%
Victory Capital Holdings, Inc., Class A 10,630 324,109
Professional Services — 0.72%
H&R Block, Inc. 6,000 147,300
Real Estate Services — 3.38%
Cushman & Wakefield PLC
(a)
3,000 56,010
Realogy Holdings Corp.
(a)
36,000 637,920
693,930
Retail REITs — 0.37%
Seritage Growth Properties, Class A
(a)
4,800 76,176
Wealth Management — 3.14%
Ameriprise Financial, Inc. 2,500 643,899
Total Common Stocks — Long— (Cost $12,317,156) 17,272,341
PREFERRED STOCKS — LONG — 0.29%
Specialty Finance — 0.29%
Federal National Mortgage Association
(a)
9,625 29,356
Federal National Mortgage Association, Series T, 8.25%
(a)
17,500 30,275
Total Preferred Stocks — Long— (Cost $341,772) 59,631
WARRANTS — LONG — 0.46%
Ampco -Pittsburgh Corp., Expires 08/01/25, Strike Price $6
(a)
91,000 93,730
Total Warrants — Long— (Cost $27,297) 93,730

Gator Capital Long/Short Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
MONEY MARKET FUNDS - 23.03% Shares Fair Value
First American Treasury Obligations Fund - Class X, 0.01%
(b)
4,726,812 $ 4,726,812
Total Money Market Funds (Cost $4,726,812) 4,726,812
Total Investments — 107.94% (Cost $17,413,036) 22,152,514
Liabilities in Excess of Other Assets — (7.93)% (1,628,402)
NET ASSETS — 100.00% $ 20,524,112
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2021.
ADR - American Depositary Receipt.
ETF - Exchange-Traded Fund

Gator Capital Long/Short Fund
Schedule of Securities Sold Short
July 31, 2021 - (Unaudited)
COMMON STOCKS — SHORT — (18.15)% Shares Fair Value
Auto Parts — (0.16)%
Romeo Power, Inc.
(a)
(4,700) $ (33,135)
Automobiles — (0.27)%
Tesla, Inc.
(a)
(80) (54,976)
Banks — (13.38)%
Capitol Federal Financial, Inc. (27,000) (299,430)
City Holding Co. (2,301) (174,094)
Commerce Bancshares, Inc. (4,100) (289,993)
Community Bank System, Inc. (2,700) (193,428)
Cullen/Frost Bankers, Inc. (1,900) (203,908)
CVB Financial Corp. (10,000) (190,600)
First Financial Bankshares , Inc. (6,250) (305,250)
Glacier Bancorp, Inc. (1,000) (51,560)
Lakeland Financial Corp. (3,000) (200,610)
Park National Corp. (1,700) (193,647)
Southside Bancshares, Inc. (1,970) (70,999)
Stock Yards Bancorp, Inc. (3,200) (152,448)
Tompkins Financial Corp. (1,700) (130,475)
United Bankshares , Inc. (4,500) (155,430)
Westamerica Bancorp (2,400) (133,320)
(2,745,192)
Consumer Finance — (1.32)%
American Express Co. (1,300) (221,689)
SoFi Technologies, Inc.
(a)
(3,200) (49,408)
(271,097)
Industrial Reit — (1.86)%
Duke Realty Corp. (7,500) (381,600)
Internet Media & Services — (0.25)%
Opendoor Technologies, Inc.
(a)
(3,500) (51,870)
P&C Insurance — (0.67)%
Palomar Holdings, Inc.
(a)
(1,700) (138,431)
Packaged Food — (0.24)%
Beyond Meat, Inc.
(a)
(400) (49,080)
Total Common Stocks - Short (Proceeds Received $3,283,402) (3,725,381)
EXCHANGE-TRADED FUNDS — SHORT — (5.68)%
Exchange-Traded Funds — -5.68%
Direxion Daily Financial Bear 3X Shares (1,000) (26,480)
Direxion Shares ETF Trust Direxion Daily Regional Banks Bull 3X Shares (6,300) (1,138,662)
Total Exchange-Traded Funds (Cost $(627,881)) (1,165,142)
TOTAL SECURITIES SOLD SHORT - (23.83)% (Proceeds Received
$3,911,283) (4,890,523)
(a) Non-income producing security.

Gator Capital Long/Short Fund
Schedule of Securities Sold Short (continued)
July 31, 2021 - (Unaudited)
ADR - American Depositary Receipt.
ETF - Exchange-Traded Fund